Commitments and Contingencies (Misc) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
License Agreement [Abstract]
License Agreement Description	The Company is the successor to a license agreement to use the trade name “BFI” and the related logo which is subject to certain restrictions.	The Company is the successor to a license agreement to use the trade name “BFI” and the related logo which is subject to certain restrictions.
License Agreement Amendment Date	Feb. 22, 2002	Feb. 22, 2002
License Agreement Onetime Payment Date	Apr. 25, 2002	Apr. 25, 2002
License Agreement Onetime Payment - Canadian dollars		2,000
License Agreement Initial Term	15 years	15 years
License Agreement Initial Term Maturity Date	Jun. 01, 2015	Jun. 01, 2015
License Agreement Extension Option Term	10 years	10 years
License Agreement Number Of Extension Options	2	2
License Agreement First Extension Amount - Canadian dollars		600
License Agreement Second Extension Amount - Canadian dollars		1,500
Commitments [Abstract]
Letters of Credit Outstanding, Amount	196,909		183,767
Performance Bonds Outstanding, Amount	372,412		383,391
Business Combination, Contingent Consideration Arrangements [Abstract]
Business Combination, Contingent Consideration Arrangements, Description	On the acquisition of IESI, the Company assumed various obligations which requires the Company to pay additional amounts for achieving certain negotiated events or business performance targets, including landfill expansion approval or target disposal volumes.	On the acquisition of IESI, the Company assumed various obligations which requires the Company to pay additional amounts for achieving certain negotiated events or business performance targets, including landfill expansion approval or target disposal volumes.
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	6,000
Purchase Commitment [Abstract]
Disposal Contract, Description	The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are measured based on an annual average. In the event the Company does not meet the required volume targets, the Company is required to make additional payments on the disposal volume shortfall. At December 31, 2013, the Company expects to meet its disposal volume target and accordingly no accrual has been made.	The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are measured based on an annual average. In the event the Company does not meet the required volume targets, the Company is required to make additional payments on the disposal volume shortfall. At December 31, 2013, the Company expects to meet its disposal volume target and accordingly no accrual has been made.
Disposal Contract, Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Purchase Commitment, Obtaining Transfer Station Permit	In April 2007, WSI acquired a company that owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida. An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station	In April 2007, WSI acquired a company that owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida. An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station
Purchase Commitment Date	2007-04	2007-04
Purchase Commitment Additional Payment	2,500
Future Minimum Payments, Capital Expenditures		12,400		19,600